Investments accounted for using the equity method - Narrative (Details) € in Millions			12 Months Ended
	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2022 EUR (€) partnership	Dec. 31, 2021 EUR (€)	Jan. 17, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Cumulative unrecognised share of losses of joint ventures, transition from proportionate consolidation to equity method			€ 158	€ 103		€ 7
Number of partnerships with Santander Consumer Finance | partnership			2
CACF And Stellantis | Leasys
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in associate	50.00%
FCA and PSA Merger
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Equity method investments					€ 2,637
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture			37.90%	37.90%
Fair value of investments in joint ventures			€ 1,572	€ 976
Credit Agricole Consumer Finance
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture			50.00%
LeaseCo SAS
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%		50.00%	0.00%
LeaseCo SAS | CACF And Stellantis
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%